INSURANCE - Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Insurance
Total	$ 304,775	$ 380,369
Producers current account	37,480	45,063
Commission for premium receivable	297,299	439,475
Total	334,779	484,538
Premiums and surcharges	746,115	667,367
Premiums insufficiency	96	10,529
Total	746,211	677,896
Property insurance
Insurance
Direct administrative insurance	79,020	73,772
Direct insurance in judgments	2,664	5,141
Direct insurance in mediation		49
Claims settled to pay	140	273
Claims occurred and not reported - IBNR	551	13,986
Life insurance
Insurance
Direct administrative insurance	119,722	160,973
Direct insurance in judgments	2,041	2,823
Direct insurance in mediation	383	793
Claims settled to pay	20,884	32,396
Claims occurred and not reported - IBNR	$ 79,370	$ 90,163